RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2024
Schedule Of Amounts Receivable
SCHEDULE OF AMOUNTS RECEIVABLE

As at	June 30, 2024	December 31, 2023
Trade accounts receivable	$961,348	$610,443
Sales tax receivable	73,241	39,169
	$1,034,589	$649,612
Current portion	$878,389	$649,612
Long term portion	156,200	-
	$1,034,589	$649,612